Bank Loan Payables - Schedule of Bank Loans Payable (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Schedule of Bank Loans Payable [Line Items]
Current portion of bank loan payables		$ 28,639	$ 117,345
Non-current portion of bank loan payables		$ 28,639	117,345
WeBank [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 03, 2023
Loan Amount		$ 98,560
Interest Rate		14.26%
Maturity Date		Feb. 24, 2025
Guaranteed by	[1]	*Peng Yao, the legal representative of Yifang
Total loan payables			9,133
WeBank One [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 16, 2023
Loan Amount		$ 21,120
Interest Rate		8.35%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables			2,569
WeBank Two [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 16, 2023
Loan Amount		$ 33,792
Interest Rate		8.35%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables			5,137
WeBank Three [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 20, 2023
Loan Amount		$ 42,240
Interest Rate		8.82%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables			4,110
WeBank Four [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Aug. 24, 2023
Loan Amount		$ 24,077
Interest Rate		11.16%
Maturity Date		Aug. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 1,989	7,809
WeBank Five [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Sep. 25, 2023
Loan Amount		$ 29,568
Interest Rate		12.78%
Maturity Date		Sep. 22, 2025
Guaranteed by		Xingbo Wang, the legal representative of Gongwuyuan
Total loan payables		$ 3,665	10,789
NanYue Bank [Membe]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 16, 2023
Loan Amount		$ 98,560
Interest Rate		8.35%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables			11,987
NanYue Bank One [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 16, 2023
Loan Amount		$ 49,280
Interest Rate		8.35%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables			5,994
China Minsheng Bank [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Mar. 20, 2023
Loan Amount		$ 78,848
Interest Rate		8.82%
Maturity Date		Mar. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables			9,590
China Minsheng Bank One [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Aug. 24, 2023
Loan Amount		$ 56,179
Interest Rate		11.16%
Maturity Date		Aug. 24, 2025
Guaranteed by		Peng Yao, the legal representative of Yifang
Total loan payables		$ 4,642	18,221
Xinwang Bank [Member]
Schedule of Bank Loans Payable [Line Items]
Loan Agreement Date		Jan. 17, 2024
Loan Amount		$ 56,163
Interest Rate		18.00%
Maturity Date		Jan. 17, 2026
Guaranteed by		NA
Total loan payables		$ 18,343	$ 32,006

[1]	Xingbo Wang, a related party of the Company, serves as the legal representative of Gongwuyuan. Peng Yao, a related party of the Company, serves as the legal representative of Yifang.